Segment Information (Schedule of Revenues by Geographic Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 134,019	$ 123,174	$ 93,485
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	115,925	98,468	79,105
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	10,388	13,227	9,484
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 7,706	$ 11,479	$ 4,896